LONG TERM LOANS (Schedule of Future Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2016		$ 149
2017		149
2018 and thereafter		75
Total long-term debt		$ 373